Quarterly Holdings Report
for
Fidelity® Overseas Fund
July 31, 2022
OVE-NPRT3-0922
1.804876.118
Common Stocks - 98.1%
	Shares	Value ($)
Bailiwick of Jersey - 1.5%
Ferguson PLC	733,700	91,941,135
JTC PLC (a)	2,649,000	24,001,084
TOTAL BAILIWICK OF JERSEY		115,942,219
Belgium - 0.7%
Azelis Group NV	519,000	11,330,283
KBC Group NV	842,854	44,146,168
TOTAL BELGIUM		55,476,451
Bermuda - 0.4%
Hiscox Ltd.	2,935,313	31,907,095
Canada - 1.6%
Constellation Software, Inc.	70,200	119,418,119
Topicus.Com, Inc. (b)	122,288	6,995,116
TOTAL CANADA		126,413,235
Cayman Islands - 0.3%
Parade Technologies Ltd.	674,000	25,299,774
Denmark - 1.9%
DSV A/S	767,800	129,375,069
GN Store Nord A/S	564,400	19,566,011
TOTAL DENMARK		148,941,080
Finland - 0.9%
Nordea Bank ABP	7,454,600	73,290,142
France - 17.3%
Air Liquide SA (c)	687,829	94,564,389
ALTEN	525,956	70,742,018
Antin Infrastructure Partners SA	198,900	5,972,535
BNP Paribas SA	1,689,800	79,838,532
Capgemini SA	616,333	116,756,255
Dassault Systemes SA	375,400	16,101,551
Edenred SA	2,047,379	104,835,438
EssilorLuxottica SA (c)	635,098	98,955,587
Legrand SA	1,217,900	99,707,901
LVMH Moet Hennessy Louis Vuitton SE	315,463	219,043,255
Pernod Ricard SA	562,000	109,996,087
Safran SA	797,900	87,701,645
Teleperformance	357,366	119,179,744
TotalEnergies SE (c)	3,191,844	163,031,026
TOTAL FRANCE		1,386,425,963
Germany - 6.4%
Allianz SE	455,601	82,739,988
Brenntag SE	798,400	56,083,713
Deutsche Borse AG	570,691	99,622,885
Hannover Reuck SE	494,500	69,897,335
Merck KGaA	629,200	119,837,940
Siemens Healthineers AG (a)	1,569,100	80,406,431
TOTAL GERMANY		508,588,292
Hong Kong - 1.9%
AIA Group Ltd.	14,971,600	150,414,434
Chervon Holdings Ltd.	699,700	3,373,756
TOTAL HONG KONG		153,788,190
India - 1.0%
HDFC Bank Ltd.	4,413,900	80,511,378
Ireland - 3.6%
Flutter Entertainment PLC (b)	248,774	24,927,300
ICON PLC (b)	331,200	79,902,000
Kingspan Group PLC (Ireland)	1,098,800	70,773,259
Linde PLC	359,600	108,599,200
TOTAL IRELAND		284,201,759
Italy - 2.4%
FinecoBank SpA	4,844,300	59,859,002
GVS SpA (a)(b)	528,100	5,095,189
Moncler SpA	1,096,400	54,538,416
Recordati SpA	1,709,830	75,545,798
TOTAL ITALY		195,038,405
Japan - 11.3%
BayCurrent Consulting, Inc.	52,500	16,425,394
Capcom Co. Ltd.	997,300	27,722,476
FUJIFILM Holdings Corp.	1,135,100	64,839,220
Hoya Corp.	1,067,200	106,924,523
Iriso Electronics Co. Ltd.	501,900	11,296,656
Misumi Group, Inc.	1,737,300	43,221,092
NOF Corp.	941,400	37,248,391
Olympus Corp.	3,302,000	70,669,980
Persol Holdings Co. Ltd.	2,388,800	49,452,430
Recruit Holdings Co. Ltd.	2,197,600	82,131,031
Relo Group, Inc.	1,789,700	29,717,955
SMC Corp.	147,200	72,545,549
Sony Group Corp.	1,499,900	127,233,446
Suzuki Motor Corp.	1,063,800	34,870,682
TIS, Inc.	1,604,400	45,491,353
Tokyo Electron Ltd.	243,600	83,845,548
TOTAL JAPAN		903,635,726
Kenya - 0.3%
Safaricom Ltd.	99,329,800	25,020,416
Luxembourg - 0.8%
Eurofins Scientific SA	869,078	67,524,094
Netherlands - 7.3%
ASM International NV (Netherlands)	232,200	70,745,095
ASML Holding NV (Netherlands)	386,900	222,374,021
Euronext NV (a)	659,580	53,579,355
IMCD NV	636,724	101,388,995
Wolters Kluwer NV	1,241,700	134,522,426
TOTAL NETHERLANDS		582,609,892
Spain - 1.1%
Amadeus IT Holding SA Class A (b)	1,524,757	88,908,941
Sweden - 6.5%
Addlife AB	2,778,272	47,543,003
AddTech AB (B Shares)	3,841,696	65,400,544
ASSA ABLOY AB (B Shares)	4,002,216	94,556,448
Atlas Copco AB (A Shares)	7,467,844	87,294,373
Hexagon AB (B Shares)	8,365,342	98,498,074
Indutrade AB	4,506,101	105,311,742
Kry International AB (b)(d)(e)	2,787	630,619
Nordnet AB	1,707,563	22,843,793
TOTAL SWEDEN		522,078,596
Switzerland - 13.2%
Compagnie Financiere Richemont SA Series A	1,010,760	121,875,023
Julius Baer Group Ltd.	1,289,244	66,666,865
Nestle SA (Reg. S)	2,270,010	278,138,193
Partners Group Holding AG	70,960	77,009,697
Roche Holding AG (participation certificate)	601,168	199,590,491
Sika AG	430,692	106,418,589
Sonova Holding AG	276,591	99,088,649
Zurich Insurance Group Ltd.	246,180	107,464,554
TOTAL SWITZERLAND		1,056,252,061
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,696,000	80,274,301
United Kingdom - 9.5%
Beazley PLC	4,358,100	28,765,534
Bridgepoint Group Holdings Ltd. (a)	4,007,057	12,443,475
Compass Group PLC	5,644,998	132,298,761
Dechra Pharmaceuticals PLC	1,011,695	45,388,434
Diageo PLC	3,634,900	172,191,983
Diploma PLC	1,567,295	52,449,753
Dr. Martens Ltd.	788,600	2,493,087
RELX PLC (London Stock Exchange)	4,242,900	125,630,014
Rentokil Initial PLC	12,829,215	84,710,853
Smith & Nephew PLC	1,497,600	19,200,976
St. James's Place PLC	3,476,400	51,966,948
Volution Group PLC	7,215,267	36,596,823
TOTAL UNITED KINGDOM		764,136,641
United States of America - 7.2%
Ares Management Corp.	861,500	61,726,475
CBRE Group, Inc. (b)	819,000	70,122,780
Equifax, Inc.	331,600	69,274,556
Intercontinental Exchange, Inc.	629,900	64,243,501
Marsh & McLennan Companies, Inc.	683,700	112,099,452
Moody's Corp.	218,300	67,727,575
Pool Corp.	81,200	29,045,240
S&P Global, Inc.	261,305	98,493,694
TOTAL UNITED STATES OF AMERICA		572,733,273
TOTAL COMMON STOCKS (Cost $6,311,637,283)		7,848,997,924

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(d)(e) (Cost $7,360,943)	16,101	3,643,200

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	138,111,301	138,138,924
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	112,880,768	112,892,056
TOTAL MONEY MARKET FUNDS (Cost $251,030,980)		251,030,980

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $6,570,029,206)	8,103,672,104
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(99,917,931)
NET ASSETS - 100.0%	8,003,754,173

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $175,525,534 or 2.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,273,819 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410
Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	322,300,071	1,456,052,533	1,640,213,680	681,350	-	-	138,138,924	0.3%
Fidelity Securities Lending Cash Central Fund 2.01%	-	852,444,436	739,552,380	548,079	-	-	112,892,056	0.3%
Total	322,300,071	2,308,496,969	2,379,766,060	1,229,429	-	-	251,030,980

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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